Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Nov. 30, 2016	$ 29,830,791	$ 34,017,071	$ 284,421	$ (63,016,019)	$ 1,116,264
Balance, shares at Nov. 30, 2016	29,789,992
DSU's to non-management board members (Note 8)		15,356			15,356
Stock options to employees (Note 7)		1,644,868			1,644,868
Proceeds from ATM financing (Note 6)	$ 1,448,472				1,448,472
Proceeds from ATM financing (Note 6), shares	593,162
Financing cost for shares issued (Note 6)	$ (150,792)				(150,792)
Issuance of common shares on exercise of warrants (Note 9)	$ 392,131	(96,823)			295,308
Issuance of common shares on exercise of warrants (Note 9), shares	153,009
Common shares issued for options exercised (Note 7)	$ 18,935	(6,470)			$ 12,465
Common shares issued for options exercised (Note 7), shares	7,000				7,000
Modification of convertible debenture (Note 5)		220,569			$ 220,569
Net loss and comprehensive loss				(3,796,190)	(3,796,190)
Ending balance at May. 31, 2017	$ 31,539,537	35,794,571	284,421	(66,812,209)	806,320
Balance, shares at May. 31, 2017	30,543,163
Beginning balance at Nov. 30, 2017	$ 35,290,034	36,685,387	284,421	(71,873,459)	386,383
Balance, shares at Nov. 30, 2017	34,704,516
DSU's to non-management board members (Note 8)		7,565			7,565
Stock options to employees (Note 7)		94,806			$ 94,806
Common shares issued for options exercised (Note 7), shares					0
Proceeds from issuance of shares and warrants (Note 6)	$ 4,184,520	1,115,480			$ 5,300,000
Proceeds from issuance of shares and warrants (Note 6), shares	8,833,334
Cost of warrant issued to placement agent (Note 9)	$ (141,284)	141,284			0
Share issuance cost (Note 10)	(635,370)	(174,974)			(810,344)
Net loss and comprehensive loss				(6,008,864)	(6,008,864)
Ending balance at May. 31, 2018	$ 38,697,900	$ 37,869,548	$ 284,421	$ (77,882,323)	$ (1,030,454)
Balance, shares at May. 31, 2018	43,537,850